UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund:   BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	$3,000	$3,021,900
Alaska — 1.4%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,608,796
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/19 (a)	4,425	5,216,146

		6,824,942
Arizona — 0.4%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,699,140
5.25%, 10/01/28	250	280,760

		1,979,900
California — 21.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25 (b)	4,150	4,442,326
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (c):
0.00%, 8/01/37	3,250	1,197,690
0.00%, 8/01/38	7,405	2,595,675
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	890,064
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,816,635
California State University, Refunding RB, Systemwide, Series A, (AGM):
5.00%, 5/01/17 (a)	2,660	2,809,492
5.00%, 11/01/32	4,340	4,539,076
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	2,000	2,265,920
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 5/01/34 (b)	5,000	5,171,100
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	5,100	5,338,119

Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose California, Refunding ARB, AMT (continued):
Series A-1, 5.75%, 3/01/34	$1,150	$1,356,747
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (a)(b)	2,800	3,094,308
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	3,500	3,660,720
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	3,000	3,261,330
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	900	1,096,965
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/18 (a)	6,110	6,748,189
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (c)	5,000	2,964,400
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 0.00%, 8/01/30 (c)	10,030	6,465,639
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 8/01/34 (b)	4,125	3,691,916
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	6,890	7,354,799
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (b)	1,945	1,432,920
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (c)	5,000	2,348,200
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/37 (c)	4,005	1,854,796
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 6.38%, 8/01/34 (b)	10,000	10,666,600

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
California (continued)
San Diego California Unified School District, GO, Election of 2008 (c):
CAB, Series C, 0.00%, 7/01/38	$2,200	$921,272
CAB, Series G, 0.00%, 7/01/34	900	405,945
CAB, Series G, 0.00%, 7/01/35	950	402,601
CAB, Series G, 0.00%, 7/01/36	1,430	569,869
CAB, Series G, 0.00%, 7/01/37	950	356,127
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	1,725	1,036,552
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	1,046,340
5.00%, 8/01/38	760	881,418
State of California, GO, 5.50%, 4/01/28	5	5,022
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,300	2,657,834
5.00%, 10/01/41	1,300	1,505,088
State of California, GO, Various Purposes, 5.00%, 4/01/42	1,500	1,734,555
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/36 (c)	15,000	7,044,600

		105,630,849
Colorado — 0.9%
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/45	1,350	1,517,265
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,885	2,165,865
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	540	614,460

		4,297,590
Florida — 13.8%
City of Tallahassee Florida Energy System Revenue, RB, 5.00%, 10/01/37	6,000	6,373,440
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	2,175	2,437,871

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	$4,765	$5,063,575
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,446,800
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,952,315
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,502,886
5.38%, 10/01/32	1,700	1,923,346
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	3,735,336
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	2,755	3,372,533
Series B, AMT, 6.00%, 10/01/30	870	1,082,898
Series B, AMT, 6.25%, 10/01/38	560	696,909
Series B, AMT, 6.00%, 10/01/42	895	1,068,272
County of Miami-Dade Florida Aviation, Refunding ARB:
AMT, 5.00%, 10/01/34	260	297,515
Series A, 5.50%, 10/01/36	6,490	7,427,805
Series A, AMT, 5.00%, 10/01/32	3,550	4,006,530
County Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	4,740	5,365,016
County of Orange Florida School Board, COP, Series A (a):
5.00%, 8/01/16	5,000	5,118,400
5.00%, 8/01/16	2,000	2,047,360
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	2,825	3,299,939
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	417,109
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,644,928

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Florida (continued)
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT (continued):
5.38%, 10/01/29	$1,900	$2,251,994
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	1,350	1,438,344
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,620	1,919,344
South Florida Water Management District, COP (a):
(AGC), 5.00%, 10/01/16	700	721,756
(AMBAC), 5.00%, 10/01/16	1,500	1,546,620

		69,158,841
Georgia — 1.1%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	3,150	3,395,228
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	680	810,920
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	190	216,465
5.00%, 4/01/44	855	942,236

		5,364,849
Illinois — 14.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	5,500	6,422,790
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,615	1,619,086
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	1,250	1,254,775
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT:
General Senior Lien, Series C, 5.38%, 1/01/39	4,090	4,587,058
Passenger Facility Charge, Series B, 5.00%, 1/01/31	5,000	5,584,800

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	$1,140	$1,193,432
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	1,500	1,518,240
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	1,460	1,631,754
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	799,126
Sales Tax Receipts, 5.25%, 12/01/36	840	925,840
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	380	417,555
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	1,003,280
Illinois Finance Authority, Refunding RB, Silver Cross Hospital And Medical Centers:
4.13%, 8/15/37	1,690	1,744,536
5.00%, 8/15/44	470	519,148
Illinois HDA, RB, Liberty Arms Senior Apartments, M/F Housing, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,680	2,687,772
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	18,800	19,061,696
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 0.00%, 6/15/30 (c)	15,000	8,392,500
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (c)	4,625	1,268,869
4.25%, 6/15/42	1,430	1,426,611
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	1,083,177
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	4,228,800
State of Illinois, GO:
5.25%, 2/01/33	1,140	1,240,046
5.50%, 7/01/33	1,100	1,234,277
5.25%, 2/01/34	1,140	1,235,988

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/38	$1,840	$2,039,346
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,245	1,390,740

		74,511,242
Indiana — 1.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,652,476
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	690	746,339
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	1,190	1,288,770
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/17 (a)	1,150	1,196,782
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	1,300	1,475,773
(AGC), 5.25%, 1/01/29	2,350	2,628,968

		8,989,108
Iowa — 3.0%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	7,700	8,693,993
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,590	1,715,896
5.70%, 12/01/27	1,585	1,701,101
5.80%, 12/01/29	1,075	1,152,368
5.85%, 12/01/30	1,445	1,550,182

		14,813,540
Louisiana — 1.4%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	4,460	4,950,734

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	$1,800	$2,042,496

		6,993,230
Massachusetts — 1.7%
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	3,163,590
5.35%, 12/01/42	1,525	1,594,220
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,720	1,996,335
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,685	1,784,533

		8,538,678
Michigan — 6.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	8,300	9,038,368
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	1,000	1,009,300
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,500	2,958,050
Michigan Finance Authority, RB, Beaumont Health Credit Group, 4.00%, 11/01/46 (d)	650	648,823
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	1,470	1,650,545
Series V, 8.25%, 9/01/18 (a)	3,510	4,175,636
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/26	3,350	3,593,411
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,396,104
Series I-A, 5.38%, 10/15/41	1,000	1,163,420
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,835,263
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	1,040	1,115,858

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$520	$587,153

		32,171,931
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	415	478,923
6.50%, 11/15/38	2,285	2,591,167

		3,070,090
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	1,000	1,130,390
Nevada — 0.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,334,000
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	1,500	1,684,800

		3,018,800
New Jersey — 9.1%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	12,519,911
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	935	1,046,854
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,220	1,360,068
Series WW, 5.25%, 6/15/33	215	236,010
Series WW, 5.00%, 6/15/34	280	299,894
Series WW, 5.00%, 6/15/36	1,735	1,848,521
Series WW, 5.25%, 6/15/40	490	530,307
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	730	825,688
5.75%, 12/01/27	340	385,356
5.75%, 12/01/28	365	411,038
5.88%, 12/01/33	1,980	2,230,747

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	$1,420	$1,491,994
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	2,000	2,179,600
Transportation Program, Series AA, 5.00%, 6/15/38	2,405	2,553,557
Transportation System, CAB, Series A, 0.00%, 12/15/29 (c)	7,500	4,055,325
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,466,720
Transportation System, Series AA, 5.50%, 6/15/39	3,565	3,929,878
Transportation System, Series B, 5.50%, 6/15/31	2,750	3,021,755
Transportation System, Series B, 5.00%, 6/15/42	3,500	3,657,360
Transportation System, Series D, 5.00%, 6/15/32	825	891,223

		45,941,806
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	500	576,805
New York — 3.1%
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,569,076
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	2,000	2,132,740
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,164,260
New York State Dormitory Authority, RB, Series B, 5.75%, 3/15/36	2,000	2,294,720

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York HFA, RB, Affordable Housing, M/F, Series B, AMT, 5.30%, 11/01/37	$3,350	$3,440,684

		15,601,480
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	902,190
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	950	1,132,647
5.25%, 2/15/33	1,325	1,575,001

		3,609,838
Pennsylvania — 7.0%
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	11,890	13,118,594
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/34	3,420	3,826,535
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	5,605	6,362,796
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	979,033
Series C, 5.50%, 12/01/33	760	926,805
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	775	912,663
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	6,700	7,650,127
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	1,040	1,184,643

		34,961,196
Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	7,180	7,278,079

Municipal Bonds	Par (000)	Value
South Carolina — 5.8%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	$1,500	$1,723,080
5.50%, 7/01/41	2,725	3,114,811
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	391,354
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	3,160	3,545,236
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,805,575
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	9,985	11,495,930
Series E, 5.50%, 12/01/53	985	1,133,656
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,850	3,266,841
Series E, 5.25%, 12/01/55	1,440	1,634,040

		29,110,523
Texas — 13.0%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,104,170
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A, 5.00%, 1/01/40	695	783,390
Central Texas Turnpike System, Refunding RB, Series B, 0.00%, 8/15/37 (c)	2,475	1,004,751
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,326,178
City of Leander Texas ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	4,665	1,810,533
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	760	862,585
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/16 (a)	2,500	2,500,650
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	2,870	1,239,955

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	$1,100	$1,283,403
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	8,550	9,414,148
5.00%, 11/01/42	1,500	1,639,185
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,573,199
Lone Star College System, GO, 5.00%, 8/15/33	4,800	5,266,416
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	2,300	2,407,249
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/28	3,380	3,859,149
1st Tier System, Series S, 5.75%, 1/01/18 (a)	6,200	6,791,728
1st Tier System, Series SE, 5.75%, 1/01/40	6,100	6,595,381
Series B, 5.00%, 1/01/40	2,755	3,128,385
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	3,180	1,345,998
0.00%, 9/15/36	6,015	2,398,000
0.00%, 9/15/37	4,305	1,614,375
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	1,060	1,195,744
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,600	1,810,224
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	2,330	2,567,171

		65,521,967
Washington — 2.1%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/17 (a)	2,000	2,152,320
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,380	1,537,982

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	$4,000	$4,422,040
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,677,653
Providence Health & Services, Series A, 5.25%, 10/01/39	850	947,393

		10,737,388
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	2,099,639
Total Municipal Bonds — 112.5%		564,954,601

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Arizona — 0.6%
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	2,750	2,933,288
California — 1.9%
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	2,639	3,107,560
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	509	582,125
San Diego County Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 5/01/18 (a)	858	944,047
5.00%, 5/01/33	4,312	4,682,360

		9,316,092
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	1,220	1,376,136

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	$1,891	$2,181,102
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (g)	1,320	1,543,722
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,881,678

		5,425,400
Florida — 11.6%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (g)	2,700	2,874,069
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,990	6,226,066
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	2,390	2,722,425
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	12,729	14,470,711
County of Miami-Dade School Board, COP, Refunding, 5.25%, 5/01/18 (a)	11,350	12,497,258
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	3,544	3,949,697
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	8,313,039
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,760,805
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (g)	2,399	2,551,404

		58,365,474
Illinois — 7.5%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,103,000
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	14,427	15,235,767

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	$360	$376,090
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (g)	6,198	6,901,865
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	3,721	4,281,186
Senior Priority, Series B, 5.50%, 1/01/18 (a)	2,000	2,181,410
Senior, Series B, 5.00%, 1/01/40	1,409	1,626,288
Series A, 5.00%, 1/01/38	2,878	3,231,370

		37,936,976
Michigan — 2.9%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 5.00%, 11/01/44 (d)	2,701	3,032,346
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,100	10,134,852
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	1,180	1,349,684

		14,516,882
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (g)	5,007	5,742,242
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,429	2,802,321

		8,544,563
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	2,581	2,760,924
New York — 7.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	3,905,958

8	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	$7,641	$8,737,316
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	2,280	2,712,174
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	4,750	5,590,655
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	12,280,787
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,534	1,760,871
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (g)	1,500	1,671,765

		36,659,526
North Carolina — 0.3%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	1,500	1,536,045
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	780	883,249
South Carolina — 1.1%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (g)	4,695	5,322,299
Texas — 3.4%
City of Clear Creek Texas ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,150,514
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	1,002,953
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD):
5.00%, 2/15/17 (a)	4,584	4,781,562

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Texas (continued)
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD) (continued):
5.00%, 2/15/32	$166	$173,496
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37	4,501	4,968,894

		17,077,419
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	509,936
Washington — 1.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	2,504	2,695,277
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,930	4,836,965

		7,532,242
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	640	710,720
Series C, 5.25%, 4/01/39	2,000	2,174,960

		2,885,680
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.0%		215,763,233
Total Long-Term Investments (Cost — $706,884,030) — 155.5%		780,717,834

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (h)(i)	2,745,556	2,745,556
Total Short-Term Securities (Cost — $2,745,556) — 0.5%		2,745,556

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Value
Total Investments (Cost — $709,629,586*) — 156.0%	$783,463,390
Other Assets Less Liabilities — 0.8%	3,749,565
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.6)%	(108,440,910)
VRDP Shares, at Liquidation Value — (35.2)%	(176,600,000)

Net Assets Applicable to Common Shares — 100.0%	$502,172,045

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$602,309,544

Gross unrealized appreciation	$73,917,558
Gross unrealized depreciation	(1,185,963)

Net unrealized appreciation	$72,731,595

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2016 to December 1, 2029, is $20,187,848.

(h)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	2,745,556	2,745,556	—
FFI Institutional Tax-Exempt Fund	2,768,314	(2,768,314)	—	$445

(i)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(61)	10-Year U.S. Treasury Note	March 2016	$7,904,266	$(168,623)
(51)	5-Year U.S. Treasury Note	March 2016	$6,154,265	(89,688)
(40)	Long U.S. Treasury Bond	March 2016	$6,441,250	(234,488)
(4)	Ultra U.S. Treasury Bond	March 2016	$664,750	(32,693)
Total				$(525,492)

10	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund- Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016	11

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$780,717,834	—	$780,717,834
Short-Term Securities	$2,745,556	—	—	2,745,556

Total	$2,745,556	$780,717,834	—	$783,463,390

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(525,492)	—	—	$(525,492)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$307,650	—	—	$307,650
Liabilities:
TOB trust certificates	—	$(108,422,251)	—	(108,422,251)
VRDP Shares	—	(176,600,000)	—	(176,600,000)

Total	$307,650	$(285,022,251)	—	$(284,714,601)

During the period ended January 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 22, 2016